OPERATING LEASES (Summary of maturity of operating leases liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Future lease payments under operating leases
2022	$ 2,230
2023	1,775
2024	1,188
2025	1,188
2026	891
Total	7,272
Less: imputed interest	(490)
Present value of lease liabilities	$ 6,782	$ 1,459